Operating Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Office Space [Member]
Lessee, Lease, Description [Line Items]
Lease expiration month year	2026-12
Land Use Right [Member]
Lessee, Lease, Description [Line Items]
Lease expiration month year	2072-04